Shareholder Report, Line Graph (Details) 9046793_Templeton International Insights ETF_Single Class_TSR Annual {Single Class} - USD ($)							12 Months Ended
	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Oct. 21, 2025	Mar. 31, 2026
Templeton International Insights ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Templeton International Insights ETF (NAV)
Accumulated Value	$ 11,559	$ 11,070	$ 10,373	$ 10,084	$ 9,956	$ 10,000	$ 10,481
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI All Country World ex-U.S. Index-NR
Accumulated Value	$ 11,461	$ 10,913	$ 10,297	$ 9,997	$ 10,000	$ 10,000	$ 10,224